Trade and Other Payables - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Payables [Abstract]
Trade payables	$ 1,045	$ 521
Accruals	1,968	1,447
Indirect taxes	256	225
Liability classified warrants		151
Other payables	22	84
Trade and other payables	$ 3,291	$ 2,428